Note 14 - Deferred Compensation Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Officer [Member]
Note 14 - Deferred Compensation Plans (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	15 years
Deferred Compensation Arrangement with Individual, Requisite Service Period	4 years
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 8,000	$ 11,000
Director [Member]
Note 14 - Deferred Compensation Plans (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	15 years
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 19,000	$ 19,000